091-08381fr

For Internal Use Only
Sec File No. 9- RECEIVED

2010 APR 22 AM 11:23

SEC / TM

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2010
Estimated average burden hours per response......	3.60

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

[redacted]

10046971

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: April 21, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 22 2010

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON APRIL 14, 2010

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
BRIL	Trust	Investment company units	BNY BRIC Select ADR Index	Various world markets	Broad
BRIS	Trust	Investment company units	BNY BRIC Select ADR Index	Various world markets	Broad
INDL	Trust	Investment company units	Indus India Index	Various world markets	Broad
INDZ	Trust	Investment company units	Indus India Index	Various world markets	Broad
REK	Trust	Investment company units	Dow Jones U.S. Real Estate Index	Various U.S. markets	Broad
SBM	Trust	Investment company units	Dow Jones U.S. Basic Materials Index	Various U.S. markets	Broad
SOXL	Trust	Investment company units	PHLX Semiconductor Sector Index	Various U.S. markets	Broad
SOXS	Trust	Investment company units	PHLX Semiconductor Sector Index	Various U.S. markets	Broad
YXI	Trust	Investment company units	FTSE/Xinhua China 25 Index	Various world markets	Broad

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 22 2010

BATS
Making Markets Better®

RECEIVED
2010 APR 22 AM 11:38
SEC / TM

April 21, 2010

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding nine (9) derivative securities products that commenced trading on BATS Exchange on April 14, 2010. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 22 2010